2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts

2018	64.43%	21.45%	53.27%
2019	26.48	11.05	28.56
2020	6.92	10.56	11.88
2021	1.71	9.99	4.81
2022	.37	9.16	1.40
2023 & beyond	.09	37.79	.08
	100.00%	100.00%	100.00%